Fair Value Measurements - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2025		Jul. 31, 2024		Jul. 31, 2025		Jul. 31, 2024
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period		$ 5,659				$ 5,659
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5				4		$ 37
Purchases/Issuances				$ 41		7		41
Sales		(5)				(5)
Transfers out of Level 3						(6)		(37)
Assets at end of period				41				41
Trading securities [member] | NHA MBS and U.S. agency MBS and CMO
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5
Purchases/Issuances				41		5		41
Sales		(5)				(5)
Assets at end of period				41				41
Trading securities [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period						4		37
Purchases/Issuances						2
Transfers out of Level 3						(6)		(37)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5,293		4,536		4,934		4,235
Change in fair value included in earnings		(25)		(44)		(120)		(145)
Change in fair value included in other comprehensive income	[1]	10		5		(11)		(5)
Purchases/Issuances		288		184		904		723
Sales		(55)		(54)		(194)		(180)
Maturities/Settlement				(1)				(1)
Transfers out of Level 3		(42)				(44)		(1)
Assets at end of period		5,469		4,626		5,469		4,626
Change in unrealized gains (losses) recorded in income for instruments still held		20	[2]	7	[3]	37	[2]	15	[3]
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		36		35		35		27
Change in fair value included in earnings						1		(9)
Purchases/Issuances				1		2		18
Transfers out of Level 3		(36)				(38)
Assets at end of period				36				36
Change in unrealized gains (losses) recorded in income for instruments still held						1	[2]	(9)	[3]
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5,257		4,501		4,899		4,208
Change in fair value included in earnings		(25)		(44)		(121)		(136)
Change in fair value included in other comprehensive income	[1]	10		5		(11)		(5)
Purchases/Issuances		288		183		902		705
Sales		(55)		(54)		(194)		(180)
Maturities/Settlement				(1)				(1)
Transfers out of Level 3		(6)				(6)		(1)
Assets at end of period		5,469		4,590		5,469		4,590
Change in unrealized gains (losses) recorded in income for instruments still held		20	[2]	7	[3]	36	[2]	24	[3]
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		189		174		177		160
Change in fair value included in other comprehensive income	[1]			2		(15)		13
Purchases/Issuances		1		1		28		4
Assets at end of period		190		177		190		177
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		189		174		177		160
Change in fair value included in other comprehensive income	[1]			2		(15)		13
Purchases/Issuances		1		1		28		4
Assets at end of period		190		177		190		177
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		382		353		302		186
Change in fair value included in earnings		(17)				(15)
Change in fair value included in other comprehensive income	[1]					(1)		(1)
Purchases/Issuances				1		56		47
Maturities/Settlement		(46)		(88)		(52)		(164)
Transfers into Level 3						29		198
Assets at end of period		319		266		319		266
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(17)				(15)
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		1		4		7		11
Change in fair value included in earnings						(4)		(1)
Maturities/Settlement						(1)
Transfers into Level 3						1		2
Transfers out of Level 3		(1)		(1)		(3)		(9)
Liabilities at end of period				3				3
Change in unrealized gains (losses) recorded in income for instruments still held	[2]					(4)
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		1		1		2		8
Transfers into Level 3						1		1
Transfers out of Level 3		(1)		(1)		(3)		(9)
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period				1		1		2
Change in fair value included in earnings								(2)
Maturities/Settlement						(1)
Transfers into Level 3								1
Liabilities at end of period				1				1
Change in unrealized gains (losses) recorded in income for instruments still held	[3]							(1)
Derivatives Liabilities [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period				2		4		1
Change in fair value included in earnings						(4)		1
Liabilities at end of period				2				2
Change in unrealized gains (losses) recorded in income for instruments still held						(4)	[2]	1	[3]
Other Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period								5
Purchases/Issuances								8
Maturities/Settlement								(13)
Other assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,435		1,622		1,717		1,723
Change in fair value included in earnings				24		(56)		7
Purchases/Issuances		13		58		214		74
Sales						(7)		(21)
Maturities/Settlement		(15)		(22)		(435)		(101)
Assets at end of period		1,433		1,682		1,433		1,682
Change in unrealized gains (losses) recorded in income for instruments still held				24	[3]	(52)	[2]	24	[3]
Derivatives Asset [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		24		13		12		5
Change in fair value included in earnings		(5)						(5)
Purchases/Issuances		16				48
Maturities/Settlement		(1)				(43)
Transfers into Level 3						17		13
Transfers out of Level 3				(13)				(13)
Assets at end of period		34				34
Change in unrealized gains (losses) recorded in income for instruments still held		(5)	[2]					(5)	[3]
Derivatives Asset [Member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		14		13
Change in fair value included in earnings		2
Transfers into Level 3						16		13
Transfers out of Level 3				$ (13)				(13)
Assets at end of period		16				16
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	2
Derivatives Asset [Member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1
Maturities/Settlement		(1)				(1)
Transfers into Level 3						1
Derivatives Asset [Member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		9				2		5
Change in fair value included in earnings		(7)						(5)
Assets at end of period		2				2
Change in unrealized gains (losses) recorded in income for instruments still held		(7)	[2]					$ (5)	[3]
Derivatives Asset [Member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period						10
Purchases/Issuances		16				48
Maturities/Settlement						(42)
Assets at end of period		$ 16				$ 16

[1]	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
[2]	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2025 are included in earnings for the period.
[3]	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2024 are included in earnings for the period.